Segment Information (Schedule Of Long-Lived Assets By Segment) (Details) (Customer Concentration Risk [Member], Long-Lived Assets [Member])	Dec. 31, 2011
Russia [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	10.70%
Minimum [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	10.00%